Provisions Relating to Customer Liability - Additional Information (Detail) - 12 months ended Mar. 31, 2023 ₨ in Millions, £ in Millions	INR (₨)	GBP (£)
Jaguar Land Rover Limited [Member]
Statement [Line Items]
Provision for russia market	₨ 4,286.6	£ 43